UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: February 29, 2008

Date of reporting period: August 31, 2007

Item 1. Report to Stockholders.

The American Trust
Allegiance Fund

One Court Street
Lebanon, New Hampshire  03766

Semi-Annual Report

For The Six Months Ended

August 31, 2007

American Trust Allegiance Fund
October, 2007

Dear Fellow Shareholders,

It is our pleasure to provide you with the American Trust Allegiance Fund Semi-Annual Report for the period ending August 31, 2007.

Probably the most significant development since the last shareholder letter six months ago, has been the renewed leadership of the large cap growth discipline, which is once again the top performing asset class.  This was particularly noticeable in the 3rd quarter of this year. While your Fund’s performance has been competitive, over the past 5 years it has been facing headwinds since other asset classes such as small cap value have been more popular.  Now investors are seeking the combination of well-established large companies to guard against the uncertain domestic economy and growth companies that can capitalize on on-going global expansion.

While there have been signs of strength, over the last 12 months economic growth in the U.S has continued to moderate.  By contrast, world economic activity, while moderating slightly, still is growing at more than twice the pace of the U.S.  This has kept at high levels both the demand for, and price of, raw materials – including commodities such as oil and gas.  While this has added to inflationary pressures, recent inflation data from the U.S. suggests that the core rate of inflation is being tamed by the slower growing domestic economy.  For this reason, we continue to overweight the energy sector which we expect will be benefited from the growing world demand for oil and gas despite the slowing U.S. economy.  At the same time, we continue to avoid investments in alcohol, tobacco, gaming, pharmaceuticals and medical instruments in accord with the Fund’s prospectus.

In our shareholder letter 12 months ago, we mentioned that we were reducing our exposure to financial services stocks such as traditional lending banks.  This continues to serve us well as sub-prime issues have developed.  We also continue to avoid building stocks and the housing sector since these are most affected by the current economic weakness.  We continue to underweight consumer discretionary companies such as Home Depot and Williams-Sonoma since a slowing housing market has put less money in the pockets of consumers.

On the other hand, consumer staples stocks tend to perform better in this type of slow growth economy so we have focused our investments

American Trust Allegiance Fund

in these stocks including Colgate-Palmolive, Church & Dwight, and General Mills.

We alluded to the fact that the U.S. economy seems to be growing at less than half the pace of the world economy.  According to the International Monetary Fund (IMF), world gross domestic product will grow 4.9% in 2007.  Countries such as China and India, Russia and Brazil are expected to grow well above 5% and some near 10% in 2007.  Of course, direct investment in many of these countries incorporates risks we are not willing to take but many high-quality U.S. multinationals sell their products to many of these foreign markets and therefore participate in the significant growth outside the U.S.  For example Colgate-Palmolive generates 74% of its revenue from sales outside the U.S.  This is true also of Qualcomm (84%), Wrigley (63%), Texas Instruments (79%), Nike (59%), IBM (62%) and many other Allegiance Fund holdings.  In this way we are able to benefit from the higher growth around the world while maintaining the quality of the investments through strong management teams and the strict accounting requirements mandated of U.S. companies.

As economic and other events develop we will continue to look for opportunities to grow the Fund for its shareholders.

We are grateful to you for your support of the American Trust Allegiance Fund and we hope that, in return, we can help you meet your financial goals.

Sincerely yours,

Paul H. Collins

Past performance is not a guarantee of future results.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please refer to the Schedule of Investments on pages 6-9 of this report for complete holdings information.

The Fund may invest in small- and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than larger-capitalization companies. The Fund’s social policy may cause it to pass up opportunities to buy certain securities or may cause it to sell certain securities for social reasons when it is otherwise disadvantageous to do so. (10/07)

American Trust Allegiance Fund

EXPENSE EXAMPLE at August 31, 2007 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/07 – 8/31/07).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.45% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Trust Allegiance Fund

EXPENSE EXAMPLE at August 31, 2007 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/1/07	8/31/07	3/1/07 – 8/31/07*
Actual	$1,000.00	$1,061.20	$7.51
Hypothetical (5% return	$1,000.00	$1,017.85	$7.35
before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

ALLOCATION OF PORTFOLIO ASSETS at August 31, 2007 (Unaudited)

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2007 (Unaudited)

Shares	COMMON STOCKS: 97.15%	Value
	Agricultural Products: 1.59%
10,200	Archer-Daniels-Midland Co.	$343,740
	Asset Management: 3.59%
3,650	Affiliated Managers Group, Inc.*	413,362
14,300	SEI Investments Co.	362,791
		776,153
	Automobiles: 1.86%
7,500	Harley-Davidson, Inc.	403,425
	Banks: 1.59%
7,850	Marshall & Ilsley Corp.	343,123
	Chemicals - Specialty: 6.72%
7,334	Ecolab, Inc.	305,534
8,600	International Flavors & Fragrances, Inc.	431,978
12,700	Rohm & Haas Co.	718,058
		1,455,570
	Commercial Services & Supplies: 2.99%
7,053	Herman Miller, Inc. .	204,678
14,250	Republic Services, Inc.	443,033
		647,711
	Communications Equipment: 4.86%
18,000	Corning, Inc.*	420,660
15,800	QUALCOMM, Inc.	630,262
		1,050,922
	Computer Hardware: 2.10%
3,900	International Business Machines Corp.	455,091
	Computer Software: 3.40%
14,000	Citrix Systems, Inc.*	508,900
12,100	Symantec Corp.*	227,601
		736,501
	Construction & Engineering: 3.28%
1,900	Fluor Corp.	241,585
7,100	Jacobs Engineering Group, Inc.*	469,239
		710,824
	Containers & Packaging: 1.21%
5,000	Ball Corp.	261,900

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2007 (Unaudited), Continued

Shares		Value
	Diversified Financial Services: 7.21%
3,420	The Goldman Sachs Group, Inc.	$601,954
4,900	Legg Mason, Inc.	425,418
8,700	State Street Corp.	533,832
		1,561,204
	Electrical Equipment: 1.02%
4,500	Emerson Electric Co.	221,535
	Energy Equipment & Services: 2.05%
4,587	Schlumberger Ltd.#	442,646
	Food Products: 4.50%
5,800	General Mills, Inc.	324,104
4,700	Hershey Foods Corp.	218,550
7,416	Wm. Wrigley Jr. Co. - Class B	431,982
		974,636
	Household Products: 4.61%
8,627	Church & Dwight Co., Inc.	387,611
9,205	Colgate-Palmolive Co.	610,476
		998,087
	Industrial Machinery: 3.13%
7,810	Illinois Tool Works, Inc.	454,308
4,300	Ingersoll-Rand Co. Ltd. - Class A#	223,299
		677,607
	Insurance - Multi-Line: 2.04%
6,700	American International Group, Inc.	442,200
	Internet & Catalog Retail: 3.28%
20,800	eBay, Inc.*	709,280
	IT Services: 2.05%
9,700	Automatic Data Processing, Inc.	443,678
	Machinery: 3.21%
5,100	Deere & Co.	693,906
	Multiline Retail: 3.37%
9,200	Macy’s, Inc.	291,824
9,100	Nordstrom, Inc.	437,710
		729,534
	Networking Equipment: 3.60%
24,420	Cisco Systems, Inc.*	779,486

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2007 (Unaudited), Continued

Shares		Value
	Oil & Gas: 12.20%
3,100	BP plc - ADR	$208,816
5,137	Chevron Corp.	450,823
8,300	Devon Energy Corp.	625,073
5,071	Exxon Mobil Corp.	434,737
2,425	Suncor Energy, Inc.#	216,771
10,300	Valero Energy Corp.	705,653
		2,641,873
	Real Estate Investment Trusts: 1.97%
4,000	Vornado Realty Trust	426,360
	Semiconductor Equipment: 2.02%
7,600	KLA-Tencor Corp.	436,772
	Semiconductors: 3.20%
18,300	Intel Corp.	471,225
6,450	Texas Instruments, Inc.	220,848
		692,073
	Specialty Retail: 3.52%
7,620	Nike, Inc. - Class B	429,311
14,025	Staples, Inc.	333,094
		762,405
	Transportation: 0.98%
1,940	FedEx Corp.	212,779
	TOTAL COMMON STOCKS
	(Cost $18,674,590)	21,031,021

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2007 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS: 2.89%	Value
626,689	Reserve Primary Fund Liquidity - Class V
	(Cost $626,689)	$626,689
	Total Investments in Securities
	(Cost $19,301,279): 100.04%	21,657,710
	Liabilities in Excess of Other Assets: (0.04)%	(9,098)
	Net Assets: 100.00%	$21,648,612

*    Non-income producing security.
#    U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2007 (Unaudited)

ASSETS
Investments in securities, at value (cost $19,301,279)	$21,657,710
Receivables:
Fund shares sold	3,682
Dividends and interest	34,688
Prepaid expenses	12,395
Total assets	21,708,475

LIABILITIES
Payables:
Fund shares redeemed	13,914
Due to advisor	10,103
Administration fees	3,629
Audit fees	8,588
Transfer agent fees and expenses	6,837
Fund accounting fees	4,506
Custody fees	1,989
Shareholder reporting fees	6,926
Chief Compliance Officer fee	1,025
Accrued other expenses	2,346
Total liabilities	59,863

NET ASSETS	$21,648,612
Net asset value, offering and redemption price
per share [$21,648,612 / 1,095,795 shares
outstanding; unlimited number of shares
(par value $0.01) authorized]	$19.76

COMPONENTS OF NET ASSETS
Paid-in capital	$21,288,069
Undistributed net investment income	158,266
Accumulated net realized loss on investments	(2,154,154)
Net unrealized appreciation on investments	2,356,431
Net assets	$21,648,612

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2007 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $105)	$270,174
Interest	25,838
Total income	296,012
Expenses
Advisory fees (Note 3)	103,618
Administration fees (Note 3)	21,844
Transfer agent fees and expenses (Note 3)	20,824
Fund accounting fees (Note 3)	13,289
Registration fees	9,025
Audit fees	8,588
Legal fees	5,657
Reports to shareholders	4,311
Custody fees (Note 3)	4,252
Trustee fees	3,407
Chief Compliance Officer fee (Note 3)	3,025
Insurance expense	2,590
Miscellaneous expense	1,490
Total expenses	201,920
Less: advisory fee waiver (Note 3)	(43,766)
Net expenses	158,154
Net investment income	137,858

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS
Net realized gain on investments	1,451,703
Net change in unrealized depreciation on investments	(309,212)
Net realized and unrealized gain on investments	1,142,491
Net increase in net assets
resulting from operations	$1,280,349

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2007	Year Ended
	(Unaudited)	February 28, 2007
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$137,858	$18,598
Net realized gain on investments	1,451,703	2,821,361
Net change in unrealized
depreciation on investments	(309,212)	(1,424,877)
Net increase in net assets
resulting from operations	1,280,349	1,415,082
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(11,058)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets
derived from net change
in outstanding shares (a)	(338,927)	(2,585,050)
Total increase/(decrease)
in net assets	941,422	(1,181,026)
NET ASSETS
Beginning of period	20,707,190	21,888,216
End of period	$21,648,612	$20,707,190
Includes undistributed
net investment income of	$158,266	$20,408

(a)	A summary of share transactions is as follows:

	Six Months Ended
	August 31, 2007		Year Ended
	(Unaudited)		February 28, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	26,282	$508,022	46,043	$810,755
Shares issued in
reinvestment of
distributions	—	—	576	10,591
Shares redeemed	(42,700)	(846,949)	(194,274)	(3,406,396)
Net decrease	(16,418)	$(338,927)	(147,655)	$(2,585,050)

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

	Six Months
	Ended
	8/31/07		Year Ended
	(Unaudited)		2/28/07	2/28/06	2/29/05	2/28/04	2/28/03
Net asset value,
beginning of period	$18.62		$17.37	$16.04	$14.79	$10.94	$14.05
Income from
investment operations:
Net investment
income/(loss)	0.13		0.02	0.01	0.01	(0.04)	(0.04)
Net realized and
unrealized gain/(loss)
on investments	1.01		1.24	1.33	1.24	3.89	(3.07)
Total from investment
operations	1.14		1.26	1.34	1.25	3.85	(3.11)
Less distributions:
From net
investment income	—		(0.01)	(0.01)	—	—	—
Total distributions	—		(0.01)	(0.01)	—	—	—
Net asset value,
end of period	$19.76		$18.62	$17.37	$16.04	$14.79	$10.94
Total return	6.12	%‡	7.25%	8.36%	8.45%	35.19%	(22.14)%
Ratios/supplemental data:
Net assets, end of
period (thousands)	$21,649		$20,707	$21,888	$23,556	$23,047	$18,347
Ratio of expenses to
average net assets:
Before expense
reimbursement	1.85	%†	1.90%	1.85%	1.84%	1.79%	1.95%
After expense
reimbursement	1.45	%†	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment
income/(loss) to
average net assets:
Before expense
reimbursement	0.86	%†	(0.36)%	(0.33)%	(0.33)%	(0.62)%	(0.83)%
After expense
reimbursement	1.26	%†	0.09%	0.07%	0.06%	(0.28)%	(0.33)%
Portfolio turnover rate	29.47	%‡	79.89%	27.09%	35.39%	108.15%	108.19%

†	Annualized.
‡	Not annualized.

The accompanying notes are an integral part of these financial statements.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2007 (Unaudited)

NOTE 1 – ORGANIZATION

The American Trust Allegiance Fund (the "Fund") is a diversified series of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  The investment objective of the Fund is to seek capital appreciation.  The Fund began operations on March 11, 1997.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Short-term investments are valued at amortized cost, which approximates market value.  Investments in other mutual funds are valued at their net asset value.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of first in, first out.  Dividend

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

income and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
REITs:  The Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs’ in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
New Accounting Pronouncements:  On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48").  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Application of FIN 48 is required as of the date of the last Net Asset Value ("NAV") calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006.  Effective August 31, 2007, the Fund adopted FIN

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

48. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended August 31, 2007, American Trust Investment Advisors, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the six months ended August 31, 2007, the Fund incurred $103,618 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.45% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended August 31, 2007, the Advisor reduced its fees in the amount of $43,766; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $314,402 at August 31, 2007.  Cumulative expenses subject to recapture expire as follows:

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

Year	Amount
2008	$87,375
2009	88,350
2010	94,911
2011	43,766
$314,402

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended August 31, 2007, the Fund incurred $21,844 in administration fees.

U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended August 31, 2007, the Fund incurred $13,289, $12,098, and $4,252 in fund accounting, transfer agency, and custody fees, respectively.

Quasar Distributors, LLC (the "Distributor") acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

For the six months ended August 31, 2007, the Fund was allocated $3,025 of the Chief Compliance Officer fee.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended August 31, 2007, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $6,011,651 and $6,188,565, respectively.

NOTE 5 – LINE OF CREDIT

The Fund has a line of credit in the amount of $1,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank, N.A.  During the six months ended August 31, 2007, the Fund did not draw upon the line of credit.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS, Continued

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sales and real estate investment trusts.

The tax character of distributions paid during the six months ended August 31, 2007 and the year ended February 28, 2007 were as follows:

	2008	2007
Ordinary income	$—	$11,058

Ordinary income distributions may include dividends paid from short-term capital gains.

As of February 28, 2007, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$18,258,651
Gross tax unrealized appreciation	$2,935,309
Gross tax unrealized depreciation	(325,171)
Net tax unrealized appreciation	$2,610,138
Undistributed ordinary income	$20,408
Undistributed long-term capital gain	—
Total distributable earnings	$20,408
Other accumulated gains/(losses)	$(3,550,352)
Total accumulated earnings/(losses)	$(919,806)

The Fund had a capital loss carryforward of $3,550,352 which expires as follows:

Year	Amount
2010	$88,739
2011	3,461,613

During the year ended February 28, 2007, the Fund utilized capital loss carryforwards of $2,765,144.

American Trust Allegiance Fund

NOTICE TO SHAREHOLDERS at August 31, 2007 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-385-7003 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2007

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-385-7003.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Form N-Q is also available by calling 1-800-385-7003.

Advisor
American Trust Investment Advisors, LLC
One Court Street
Lebanon, NH 03766
(800) 788-8806

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 385-7003

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-800-385-7003.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Joe D. Redwine
Joe D. Redwine, Chairman

Date   11/7/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joe D. Redwine
Joe D. Redwine, Chairman

Date  11/7/07

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President & Treasurer

Date  11/7/07

* Print the name and title of each signing officer under his or her signature